Long-term Debt - Principal payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Current portion of long term debt	$ 171,876	$ 150,350
Long term debt, net	977,847	960,589
Long-term Debt [Member]
Debt Instrument [Line Items]
June 30, 2021	171,876
June 30, 2022	153,199
June 30, 2023	161,273
June 30, 2024	377,792
June 30, 2025	115,139
June 30, 2026 and thereafter	186,944
Total Long term debt	1,166,223
Unamortized debt issuance costs	(16,500)	$ (15,098)
Total Long term debt, net	1,149,723
Current portion of long term debt	171,876
Long term debt, net	$ 977,847